UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series C
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series C for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series C1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$8,097,027
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	286
Portfolio Turnover Rate	76.60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series C	PAGE 1	3011-STSR-0826

Franklin Templeton SMACS: Series CP
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series CP for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series CP1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$8,094,973
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	325
Portfolio Turnover Rate	118.86%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CP	PAGE 1	3012-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
Franklin Templeton SMACS: Series C
Franklin Templeton SMACS: Series CP
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 30
Notes to Financial Statements 33
Changes In and Disagreements with Accountants 45
Results of Meeting(s) of Shareholders 45
Remuneration Paid to Directors, Officers and Others 45
Board Approval of Management and Subadvisory Agreements 45

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series C
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended
December 31,
2025
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.20 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.24 0.26
Net realized and unrealized gains (losses) ................................................ (0.16) 0.19
Total from investment operations ......................................................... 0.08 0.45
Less distributions from:
Net investment income ............................................................... (0.24) (0.25)
Net realized gains .................................................................. — (—)
d
Net asset value, end of period ........................................................... $10.04 $10.20
Total return
e
........................................................................ 0.84% 4.62%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 1.57% 2.48%
Expenses net of waiver and payments by affiliates ............................................ —% —%
Net investment income ................................................................ 4.84% 4.79%
Supplemental data
Net assets, end of period (000’s) ......................................................... $8,097 $8,231
Portfolio turnover rate ................................................................. 76.60% 10.52%
Portfolio turnover rate excluding mortgage dollar rolls ......................................... 54.49%
g
—%
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Templeton SMACS: Series C
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 31.0%
Aerospace & Defense 1.1%
Boeing Co. (The) ,
Senior Bond , 6.125% , 2/15/33 ........................................ $ 11,000 $ 11,699
Senior Bond , 6.875% , 3/15/39 ........................................ 10,000 11,197
Senior Bond , 3.375% , 6/15/46 ........................................ 12,000 8,430
Senior Bond , 3.9% , 5/01/49 .......................................... 16,000 12,016
Senior Bond , 6.858% , 5/01/54 ........................................ 7,000 7,873
a
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................................... 5,000 4,925
Senior Bond , 144A, 5.732% , 3/16/56 ................................... 5,000 5,003
Senior Bond , 144A, 5.852% , 3/16/66 ................................... 5,000 5,042
Senior Note , 144A, 4.6% , 3/16/33 ..................................... 5,000 4,910
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................................... 11,000 11,676
Senior Note , 3% , 1/15/29 ............................................ 8,000 7,706
90,477
Automobiles 0.5%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 38,000 39,457
Banks 1.6%
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 .................... 8,000 8,160
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..................... 15,000 15,051
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..................... 35,000 32,535
Citigroup, Inc. , Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ...........
8,000 8,351
JPMorgan Chase & Co. ,
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 .................... 8,000 8,179
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..................... 16,000 16,518
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 28,000 27,257
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
14,000 12,190
128,241
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........................
5,000 5,014
Biotechnology 1.0%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................................... 40,000 40,444
Senior Bond , 4.75% , 3/15/36 ......................................... 5,000 4,893
Senior Note , 4.4% , 3/15/33 .......................................... 5,000 4,894
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................................... 7,000 6,818
Senior Note , 5.25% , 3/02/30 ......................................... 8,000 8,152
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 14,000 12,391
77,592
Broadline Retail 0.2%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................................ 5,000 4,924
Senior Bond , 5.8% , 3/13/56 .......................................... 5,000 4,972
Senior Bond , 6.05% , 3/13/76 ......................................... 5,000 4,989
Senior Note , 4.55% , 3/13/33 ......................................... 5,000 4,920
19,805

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 1.1%
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 .................... $ 5,000 $ 4,884
Senior Bond , 5.425% to 6/02/36, FRN thereafter , 6/03/37 .................... 5,000 5,019
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .................... 5,000 4,981
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
29,000 24,480
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
20,000 20,137
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 .................... 5,000 4,891
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ...................... 5,000 5,057
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .................... 5,000 4,904
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .................... 5,000 4,939
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..................... 8,000 8,253
87,545
Commercial Services & Supplies 0.3%
Waste Connections, Inc. ,
Senior Bond , 5% , 3/01/34 ........................................... 16,000 16,030
Senior Bond , 4.8% , 7/15/36 .......................................... 5,000 4,867
20,897
Communications Equipment 0.7%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
20,000 20,176
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................................... 7,000 6,316
Senior Bond , 5.4% , 4/15/34 .......................................... 10,000 10,128
Senior Note , 4.85% , 8/15/30 ......................................... 8,000 8,032
Senior Note , 5.2% , 8/15/32 .......................................... 11,000 11,104
55,756
Consumer Finance 0.3%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
11,000 12,255
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
16,000 16,044
28,299
Consumer Staples Distribution & Retail 0.3%
a
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................................... 2,000 1,741
Senior Note , 144A, 1.3% , 2/10/28 ..................................... 11,000 10,452
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 13,000 12,254
24,447
Containers & Packaging 0.3%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
11,000 10,836
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
12,000 13,475
24,311
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
12,000 10,753
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
8,000 8,126
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 21,000 20,407
39,286

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 1.4%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................................... $ 11,000 $ 9,575
Senior Bond , 2.55% , 12/01/33 ........................................ 16,000 13,443
Senior Bond , 5.125% , 4/30/36 ........................................ 5,000 4,902
Senior Bond , 4.75% , 5/15/46 ......................................... 7,000 5,889
Senior Bond , 6.2% , 10/30/56 ......................................... 5,000 4,946
a
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% , 11/30/42 ........... 5,000 5,045
a
Space Exploration Technologies Corp. , Senior Note , 144A, 5.35% , 7/15/31 ........ 5,000 4,988
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
45,000 47,151
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 ................. 5,000 5,047
Senior Note , 2.355% , 3/15/32 ......................................... 14,000 12,238
113,224
Electric Utilities 3.9%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 23,000 20,602
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
12,000 12,400
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
8,000 8,360
DTE Electric Co. , A , Senior Bond , 4.85% , 3/01/36 ...........................
5,000 4,889
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 6,947
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................................... 12,000 12,261
Senior Note , 4.85% , 1/05/29 ......................................... 8,000 8,048
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36 ................
5,000 4,917
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......................
5,000 4,918
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................................ 12,000 12,290
Senior Note , 5.15% , 3/15/29 ......................................... 12,000 12,165
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
40,000 40,639
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................................... 8,000 7,925
AA , Senior Bond , 6% to 9/30/31, FRN thereafter , 10/01/56 ................... 5,000 4,999
Senior Note , 5.3% , 3/15/32 .......................................... 20,000 20,389
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 21,000 20,313
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................................... 8,000 8,277
Senior Bond , 5.2% , 5/01/36 .......................................... 5,000 4,858
Senior Bond , 6.75% , 1/15/53 ......................................... 4,000 4,203
Senior Note , 5.05% , 11/15/31 ......................................... 5,000 4,997
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................................... 31,000 31,036
Senior Bond , 4.95% , 3/15/36 ......................................... 10,000 9,792
a
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6.95% , 10/15/33 ................................... 11,000 11,975
Senior Bond , 144A, 5.35% , 1/31/36 .................................... 5,000 4,902
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............................. 12,000 11,762
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
24,000 24,461
318,325
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........................
7,000 7,433
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................................... 7,000 6,801

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
Vertiv Holdings Co., (continued)
Senior Bond , 5.8% , 3/15/56 .......................................... $ 5,000 $ 4,925
19,159
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
8,000 7,690
Financial Services 0.0%
†
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........................
2,000 2,078
Food Products 1.5%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings ,
a
Senior Bond , 144A, 5.625% , 3/10/37 ................................... 5,000 4,982
a
Senior Bond , 144A, 6.4% , 5/10/57 ..................................... 5,000 4,992
Senior Note , 5.95% , 4/20/35 ......................................... 14,000 14,450
Kellanova ,
Senior Bond , 2.1% , 6/01/30 .......................................... 22,000 20,056
Senior Bond , 4.5% , 4/01/46 .......................................... 19,000 16,394
Senior Bond , 5.75% , 5/16/54 ......................................... 8,000 7,926
B , Senior Bond , 7.45% , 4/01/31 ....................................... 8,000 8,940
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........................
10,000 8,965
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 16,000 16,069
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................................... 9,000 9,408
Senior Note , 3.5% , 3/01/32 .......................................... 8,000 7,298
119,480
Health Care Equipment & Supplies 0.3%
a
Medline Borrower LP , Senior Secured Note , 144A, 3.875% , 4/01/29 .............. 10,000 9,717
a
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured Note , 144A, 5.25% ,
6/15/33 ......................................................... 5,000 4,973
a
VSP Optical Group, Inc. ,
Senior Bond , 144A, 5.65% , 6/01/36 .................................... 5,000 5,026
Senior Note , 144A, 5.4% , 6/01/33 ..................................... 5,000 5,015
24,731
Health Care Providers & Services 1.2%
CVS Health Corp. ,
Senior Bond , 1.875% , 2/28/31 ........................................ 5,000 4,387
Senior Bond , 4.78% , 3/25/38 ......................................... 22,000 20,635
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
33,000 30,730
Humana, Inc. ,
Junior Sub. Bond , 6.625% to 9/14/31, FRN thereafter , 9/15/56 ................ 5,000 4,987
Senior Note , 5.375% , 4/15/31 ......................................... 10,000 10,138
UnitedHealth Group, Inc. , Senior Bond , 5.8% , 3/15/36 ........................
12,000 12,629
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
12,000 11,856
95,362
Hotels, Restaurants & Leisure 0.9%
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................................... 5,000 4,981
Senior Note , 4.65% , 3/16/31 ......................................... 5,000 4,969
a
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.75% , 8/01/32 ..................................... 5,000 5,055

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
a
Carnival Corp. Ltd., (continued)
Senior Secured Note , 144A, 4% , 8/01/28 ................................ $ 21,000 $ 20,622
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
28,000 28,428
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........................
5,000 4,842
68,897
Household Durables 0.4%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 ........................................... 9,000 8,910
Senior Bond , 5.5% , 10/15/35 ......................................... 14,000 14,304
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
12,000 11,946
35,160
Independent Power and Renewable Electricity Producers 0.6%
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................................ 8,000 8,499
Senior Bond , 6.5% , 10/01/53 ......................................... 11,000 11,811
Senior Note , 5.6% , 3/01/28 .......................................... 16,000 16,255
Senior Note , 4.4% , 1/15/31 .......................................... 10,000 9,834
46,399
Industrial REITs 0.1%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
12,000 11,980
Insurance 0.7%
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 24,000 23,954
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
7,000 6,181
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
32,000 28,421
58,556
Interactive Media & Services 0.4%
Alphabet, Inc. , Senior Bond , 4.8% , 2/15/36 ................................
5,000 4,917
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................................... 5,000 4,967
Senior Bond , 5.4% , 8/15/54 .......................................... 17,000 15,010
Senior Bond , 6.3% , 5/15/56 .......................................... 5,000 4,980
29,874
IT Services 0.0%
†
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% , 5/30/49 ............. 4,000 4,083
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
14,000 12,248
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...................
5,000 4,943
Media 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond , 3.5% , 6/01/41 ................................... 22,000 15,412
Senior Secured Note , 2.25% , 1/15/29 ................................... 22,000 20,501
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
14,000 15,524
51,437

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.3%
a
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................................... $ 13,000 $ 11,853
Senior Bond , 144A, 5.508% , 4/01/36 ................................... 10,000 10,065
21,918
Multi-Utilities 0.6%
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............................
12,000 12,529
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
12,000 12,189
Southern Co. Gas Capital Corp. ,
Senior Bond , 5.15% , 9/15/32 ......................................... 16,000 16,235
Senior Bond , 4.95% , 9/15/34 ......................................... 7,000 6,917
47,870
Oil, Gas & Consumable Fuels 1.9%
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....................
8,000 7,334
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..................... 5,000 4,925
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 11,000 11,434
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...................... 12,000 12,268
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................................... 16,000 16,564
Senior Bond , 5.65% , 10/15/54 ........................................ 12,000 11,492
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
20,000 23,335
Energy Transfer LP ,
Senior Bond , 6.5% , 2/01/42 .......................................... 8,000 8,459
Senior Note , 5.2% , 4/01/30 .......................................... 12,000 12,184
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
20,000 19,777
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........................
5,000 4,886
a
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A, 6% , 5/01/36 ..... 5,000 5,057
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
12,000 12,249
149,964
Paper & Forest Products 0.6%
a
Georgia-Pacific LLC ,
Senior Note , 144A, 4.95% , 6/30/32 ..................................... 40,000 40,147
Senior Note , 144A, 4.9% , 5/15/33 ..................................... 10,000 9,950
50,097
Passenger Airlines 0.1%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 12,000 11,904
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
30,000 30,169
Pharmaceuticals 0.7%
Merck & Co., Inc. , Senior Bond , 5.2% , 5/22/36 .............................
5,000 5,064
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................................... 5,000 4,971
Senior Bond , 5.7% , 3/18/56 .......................................... 5,000 5,099
Senior Note , 4.6% , 3/18/33 .......................................... 5,000 4,955
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................................... 12,000 12,121
Senior Note , 5.15% , 9/02/29 ......................................... 12,000 12,161

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond , 4.1% , 10/01/46 .....
$ 15,000 $ 11,587
55,958
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
12,000 12,106
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
12,000 12,148
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................................... 5,000 4,913
Senior Bond , 5.7% , 1/15/56 .......................................... 5,000 4,964
Intel Corp. ,
Senior Bond , 5.3% , 5/15/36 .......................................... 10,000 9,955
Senior Bond , 6.125% , 5/15/56 ........................................ 5,000 4,997
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................................... 5,000 4,977
Senior Note , 5.75% , 2/15/29 ......................................... 8,000 8,208
Senior Note , 5.95% , 9/15/33 ......................................... 8,000 8,415
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................................... 10,000 9,932
Senior Bond , 5.625% , 6/15/56 ........................................ 5,000 4,967
Senior Note , 4.75% , 6/15/33 ......................................... 5,000 4,987
Senior Note , 4.95% , 6/15/36 ......................................... 5,000 4,958
83,421
Software 1.0%
Oracle Corp. ,
Senior Bond , 3.9% , 5/15/35 .......................................... 5,000 4,244
Senior Bond , 5.7% , 2/04/36 .......................................... 5,000 4,844
Senior Bond , 3.65% , 3/25/41 ......................................... 24,000 17,246
Senior Bond , 6.7% , 2/04/56 .......................................... 5,000 4,709
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............................
10,000 10,020
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
23,000 20,170
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
20,000 19,895
81,128
Specialized REITs 1.2%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................................ 27,000 26,807
Senior Bond , 2.7% , 4/15/31 .......................................... 31,000 28,217
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................................... 12,000 11,885
Senior Bond , 4.75% , 5/15/47 ......................................... 6,000 5,085
Senior Note , 4.9% , 9/01/29 .......................................... 8,000 8,032
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
20,000 19,963
99,989
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
14,000 12,788
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.25% , 2/15/37 ......................................... 5,000 4,924
Senior Note , 4.75% , 7/15/31 ......................................... 5,000 4,971

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
$ 27,000 $ 26,847
36,742
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc. ,
Senior Bond , 5.5% , 3/11/35 .......................................... 8,000 8,060
Senior Note , 5.1% , 3/11/30 ........................................... 20,000 20,157
28,217
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ......................................... 20,000 20,306
Senior Note , 4.75% , 11/01/31 ......................................... 30,000 30,109
50,415
Trading Companies & Distributors 0.3%
Sumisho Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 ......................
26,000 24,740
Water Utilities 0.1%
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........................
5,000 4,931
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ............................................ 16,000 16,101
Senior Note , 3.8% , 3/15/32 .......................................... 8,000 7,463
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................................... 8,000 7,989
Senior Bond , 5% , 2/15/36 ........................................... 10,000 9,786
41,339
Total Corporate Bonds (Cost $ 2,500,772 ) .......................................
2,508,449
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA , Senior Bond , 144A, 4.75% , 10/13/35 ................. 13,000 12,587
Total Foreign Government and Agency Securities (Cost $ 12,325 ) .................
12,587
Asset-Backed Securities 14.3%
Automobiles 0.6%
Ford Credit Floorplan Master Owner Trust A , 2026-1 , A , 4.42% , 5/15/31 ...........
50,000 49,938
Consumer Finance 1.1%
Hyundai Auto Receivables Trust , 2026-B , A3 , 4.51% , 2/18/31 ..................
61,000 61,152
World Omni Auto Receivables Trust , 2026-B , A3 , 4.37% , 6/16/31 ................
31,000 30,961
92,113
a a a a a
Financial Services 12.6%
a ,b
Barings CLO Ltd. , 2024-3A , A , 144A, FRN , 5.075% , ( 3-month SOFR + 1.4% ), 7/20/37
250,000 250,138
a
BofA Auto Trust , 2026-1A , A3 , 144A, 4.18% , 10/15/30 ........................
41,000 40,754
CarMax Auto Owner Trust ,
2026-2 , A2A , 4.11% , 8/15/29 ......................................... 25,000 24,957
2026-2 , A3 , 4.22% , 6/16/31 .......................................... 15,000 14,923
a
Chase Auto Owner Trust , 2026-1A , A3 , 144A, 4.53% , 6/25/31 ..................
61,000 61,114
a
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 ................
30,000 29,860

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a ,b
J.P. Morgan Mortgage Trust , 2026-HE1 , A1 , 144A, FRN , 4.859% , ( 30-day SOFR
Average + 1.25% ), 9/20/56 ........................................... $ 23,203 $ 23,302
a ,b
Palmer Square CLO Ltd. , 2024-2A , A1 , 144A, FRN , 5.075% , ( 3-month SOFR + 1.4% ),
7/20/37 ......................................................... 250,000 250,373
a
RCKT Mortgage Trust , 2024-CES5 , A1A , 144A, 5.846% , 8/25/44 ................
74,320 74,591
a ,b
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 4.861% , ( 3-month SOFR +
1.23% ), 4/25/37 ................................................... 250,000 250,250
1,020,262
a a a a a
Total Asset-Backed Securities (Cost $ 1,162,860 ) ................................
1,162,313
Commercial Mortgage-Backed Securities 3.6%
Financial Services 3.6%
a ,c
1301 Trust , 2025-1301 , A , 144A, FRN , 5.227% , 8/11/42 .......................
13,000 12,996
c
BANK5 Trust ,
2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ............................... 10,000 10,139
2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ............................... 12,000 12,016
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% , 5/15/52 ............
3,421 3,357
c
BBCMS Mortgage Trust ,
2023-C21 , A3 , FRN , 6.506% , 9/15/56 ................................... 10,000 10,362
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................................. 12,000 12,061
Benchmark Mortgage Trust ,
2020-B17 , A2 , 2.211% , 3/15/53 ....................................... 8,690 8,228
2019-B13 , A2 , 2.889% , 8/15/57 ....................................... 26,519 25,634
2019-B14 , A2 , 2.915% , 12/15/62 ...................................... 6,174 6,016
c
2025-V17 , AM , FRN , 5.425% , 9/15/58 .................................. 10,000 10,059
2026-V20 , AM , 5.436% , 2/15/59 ....................................... 10,000 10,074
c
2025-V16 , B , FRN , 6.339% , 8/15/58 .................................... 12,000 12,300
c,d
2025-V17 , XA , IO, FRN , 1.727% , 9/15/58 ................................ 70,000 3,842
BMO Mortgage Trust ,
c
2024-5C8 , AS , FRN , 5.94% , 12/15/57 .................................. 10,000 10,216
2025-5C11 , AS , 5.938% , 7/15/58 ...................................... 10,000 10,188
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 , 2.942% , 1/15/53 .......
2,917 2,771
Citigroup Commercial Mortgage Trust ,
2020-GC46 , A2 , 2.708% , 2/15/53 ...................................... 6,208 5,884
c
2016-P6 , A5 , FRN , 3.72% , 12/10/49 .................................... 12,000 11,908
c
COMM Mortgage Trust , 2014-CR15 , C , FRN , 3.961% , 2/10/47 .................
10,000 9,433
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% , 11/15/50 ...........
2,397 2,395
GS Mortgage Securities Trust , 2019-GC42 , A2 , 2.933% , 9/10/52 ................
14,212 13,596
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-JP3 , AS , 3.144% ,
8/15/49 ......................................................... 13,000 12,646
JPMBB Commercial Mortgage Securities Trust , 2014-C25 , AS , 4.065% , 11/15/47 ...
10,000 9,781
c
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9 , B , FRN , 3.708% , 5/15/46 .................................... 8,712 8,328
2013-C10 , B , FRN , 4.081% , 7/15/46 ................................... 8,583 8,166
d
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/58 ................................ 371,937 13,615
a ,c
VRTX Trust , 2025-HQ , A , 144A, FRN , 5.09% , 8/05/42 ........................
12,000 11,785
Wells Fargo Commercial Mortgage Trust ,
2016-LC24 , AS , 3.367% , 10/15/49 ..................................... 15,000 14,883

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
2026-5C8 , AS , 5.25% , 3/15/59 ........................................ $ 12,000 $ 11,957
294,636
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 298,486 ) ...................
294,636
Mortgage-Backed Securities 46.0%
Federal National Mortgage Association (FNMA) Fixed Rate 33.2%
FNMA, 30 Year , 2%, 5/01/52 ........................................... 962,686 772,595
FNMA, 30 Year , 4.5%, 7/01/53 ......................................... 745,711 718,395
FNMA, 30 Year , 5.5%, 12/01/54 ......................................... 397,439 399,646
e
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/56 ...................... 500,000 399,216
e
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..................... 400,000 400,747
2,690,599
Government National Mortgage Association (GNMA) Fixed Rate 12.8%
e
GNMA II, Single-family, 30 Year , 2%, 8/15/56 ............................... 370,000 302,979
GNMA II, Single-family, 30 Year , 4.5%, 10/20/52 ............................ 521,256 506,406
GNMA II, Single-family, 30 Year , 6%, 6/20/55 ............................... 217,525 222,581
1,031,966
Total Mortgage-Backed Securities (Cost $ 3,683,593 ) .............................
3,722,565
Residential Mortgage-Backed Securities 11.3%
Financial Services 11.3%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
51,745 51,868
a ,b
FHLMC STACR REMIC Trust ,
2021-HQA3 , M2 , 144A, FRN , 5.728% , ( 30-day SOFR Average + 2.1% ), 9/25/41 ... 81,000 81,232
2021-DNA6 , M2 , 144A, FRN , 5.128% , ( 30-day SOFR Average + 1.5% ), 10/25/41 .. 78,674 78,775
2021-HQA4 , M2 , 144A, FRN , 5.978% , ( 30-day SOFR Average + 2.35% ), 12/25/41 . 81,000 81,437
a ,b
FNMA Connecticut Avenue Securities Trust , 2026-R03 , 2A1 , 144A, FRN , 4.728% , ( 30-
day SOFR Average + 1.1% ), 4/25/46 ................................... 25,210 25,288
a
J.P. Morgan Mortgage Trust ,
2024-NQM1 , A1 , 144A, 5.592% , 2/25/64 ................................ 79,607 79,584
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................................. 37,203 37,307
c
2026-NQX1 , A1 , 144A, FRN , 5.5% , 7/25/66 .............................. 56,503 56,332
2026-NQX2 , A1FC , 144A, 5.628% , 10/25/66 ............................. 100,000 100,000
a
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................................ 42,582 42,732
c,f
2026-NQM9 , A1 , 144A, FRN , 5.47% , 4/25/66 ............................. 100,000 100,086
a ,c
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% , 6/25/39 .............
100,000 97,958
a ,b
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.128% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 71,176 71,555
a ,b
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN , 4.628% , ( 30-day SOFR
Average + 1% ), 2/25/46 ............................................. 11,787 11,789
915,943
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 916,854 ) ....................
915,943

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
c ,d
GNMA , 2020-103 , IO, FRN , 0.855% , 1/16/63 ...............................
$ 116,894 $ 7,442
Total Agency Commercial Mortgage-Backed Securities (Cost $ 7,462 ) ..............
7,442
Total Long Term Investments (Cost $ 8,582,352 ) .................................
8,623,935
a
a a a a
Short Term Investments 7.8%
Shares
a
Money Market Funds 7.8%
g,h
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 633,656 633,656
Total Money Market Funds (Cost $ 633,656 ) .....................................
633,656
Total Short Term Investments (Cost $ 633,656 ) ..................................
633,656
a
Total Investments (Cost $ 9,216,008 ) 114.3% ....................................
$9,257,591
Other Assets, less Liabilities (14.3) % ..........................................
(1,160,564)
Net Assets 100.0% ...........................................................
$8,097,027
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $2,351,953, representing 29.0% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Security purchased on a to-be-announced (TBA) basis. See Note 1(b).
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 1 $ 109,891 9/21/26 $ 311
U.S. Treasury 10 Year Ultra Notes ................ Long 7 787,281 9/21/26 2,241
U.S. Treasury 5 Year Notes ..................... Long 3 321,141 9/30/26 332
U.S. Treasury Long Bonds ..................... Long 1 113,500 9/21/26 218
U.S. Treasury Ultra Bonds ...................... Long 1 116,156 9/21/26 1,998
Total Futures Contracts ...................................................................... $5,100
*
As of period end.
See Note 7 regarding other derivative information.
See Abbreviations on page 44 .

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CP
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended
December 31,
2025
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.21 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.26 0.27
Net realized and unrealized gains (losses) ................................................ (0.18) 0.22
Total from investment operations ......................................................... 0.08 0.49
Less distributions from:
Net investment income ............................................................... (0.26) (0.28)
Net asset value, end of period ........................................................... $10.03 $10.21
Total return
d
........................................................................ 0.89% 4.95%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 1.60% 2.48%
Expenses net of waiver and payments by affiliates ............................................ —% —%
Net investment income ................................................................ 5.20% 5.14%
Supplemental data
Net assets, end of period (000’s) ......................................................... $8,095 $8,235
Portfolio turnover rate ................................................................. 118.86% 8.31%
Portfolio turnover rate excluding mortgage dollar rolls ......................................... 74.97%
f
—%
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments (unaudited), June 30, 2026
Franklin Templeton SMACS: Series CP
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 52.3%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... $ 9,000 $ 8,470
Senior Bond, 6.125%, 2/15/33 ........................................ 13,000 13,826
Senior Bond, 6.875%, 3/15/39 ........................................ 10,000 11,197
Senior Bond, 3.375%, 6/15/46 ........................................ 13,000 9,132
Senior Bond, 3.9%, 5/01/49 .......................................... 13,000 9,763
Senior Bond, 6.858%, 5/01/54 ........................................ 8,000 8,998
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........................... 25,000 25,929
a
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................................... 5,000 4,926
Senior Bond, 144A, 5.732%, 3/16/56 ................................... 5,000 5,003
Senior Bond, 144A, 5.852%, 3/16/66 ................................... 5,000 5,042
Senior Note, 144A, 4.6%, 3/16/33 ..................................... 5,000 4,910
Howmet Aerospace, Inc. , Senior Bond , 5.95% , 2/01/37 .......................
13,000 13,799
a
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 ................ 25,000 25,709
146,704
Automobiles 0.6%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 43,000 44,648
Banks 3.1%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 9,000 9,180
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 13,000 12,854
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 17,000 17,057
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 39,000 36,254
Citigroup, Inc. , Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ...........
9,000 9,395
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
13,000 13,435
JPMorgan Chase & Co. ,
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 34,000 33,865
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 9,000 9,201
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 17,000 17,551
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 31,000 30,177
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
16,000 13,932
Wells Fargo & Co. , Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 .....
48,000 45,191
248,092
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........................
5,000 5,014
Biotechnology 0.9%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................................... 45,000 45,499
Senior Bond, 4.75%, 3/15/36 ......................................... 5,000 4,894
Amgen, Inc. , Senior Bond , 5.65% , 3/02/53 .................................
8,000 7,792
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 15,000 13,275
71,460
Broadline Retail 0.9%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................................ 5,000 4,924
Senior Bond, 6.05%, 3/13/76 ......................................... 3,000 2,993
Senior Note, 4.55%, 3/13/33 ......................................... 5,000 4,921
a
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% , 8/01/30 .............. 25,000 23,545

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
a
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..................... $ 35,000 $ 36,817
73,200
Building Products 0.4%
a
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 ................. 35,000 33,267
Capital Markets 3.5%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............................
9,000 9,092
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 .................... 23,000 22,806
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 .................... 5,000 4,884
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 .................... 5,000 5,019
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .................... 5,000 4,981
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
33,000 27,856
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A, 6.125% , 11/01/32 50,000 50,034
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 14,000 13,546
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
22,000 22,151
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 .................... 5,000 4,891
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ...................... 5,000 5,057
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 22,000 22,136
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 18,000 18,206
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .................... 5,000 4,904
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .................... 5,000 4,939
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 9,000 9,285
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 24,000 22,713
a
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .................... 25,000 26,264
278,764
Chemicals 0.6%
a
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ................... 25,000 24,409
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 25,000 26,696
51,105
Commercial Services & Supplies 1.0%
a
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .................. 30,000 29,185
Waste Connections, Inc. ,
Senior Bond, 5%, 3/01/34 ........................................... 18,000 18,034
Senior Bond, 4.8%, 7/15/36 .......................................... 5,000 4,867
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........................ 25,000 25,645
77,731
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
22,000 22,194
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 8,000 7,219
Senior Bond, 5.4%, 4/15/34 .......................................... 10,000 10,128
Senior Note, 4.85%, 8/15/30 ......................................... 9,000 9,036
48,577
Construction & Engineering 0.3%
a
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........................... 25,000 24,607
Consumer Finance 2.2%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
13,000 14,483

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ $ 20,000 $ 21,941
a
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 .................................... 30,000 30,865
Senior Note, 144A, 6.125%, 5/01/34 .................................... 5,000 4,980
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
18,000 18,050
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% , 5/15/30 .............. 25,000 26,301
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 27,000 26,934
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........................
35,000 36,180
179,734
Consumer Staples Distribution & Retail 0.3%
a
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........................... 2,000 1,741
a
US Foods, Inc. , Senior Note , 144A, 5.75% , 4/15/33 .......................... 25,000 25,047
26,788
Containers & Packaging 0.2%
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
13,000 14,598
Distributors 0.3%
a
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........................... 25,000 25,601
Diversified REITs 0.7%
a
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP , Senior Note ,
144A, 3.75% , 12/15/27 .............................................. 25,000 24,484
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
9,000 9,142
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 23,000 22,351
55,977
Diversified Telecommunication Services 2.1%
a
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% , 12/15/30 ............ 5,000 5,397
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................................ 17,000 14,283
Senior Bond, 5.125%, 4/30/36 ........................................ 5,000 4,902
Senior Bond, 4.75%, 5/15/46 ......................................... 8,000 6,731
Senior Bond, 6.2%, 10/30/56 ......................................... 5,000 4,946
a
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% , 11/30/42 ........... 5,000 5,045
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 4.25% , 2/01/31 50,000 45,068
a
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A, 7.5% , 3/30/45 .... 10,000 9,972
a
Space Exploration Technologies Corp. , Senior Note , 144A, 5.35% , 7/15/31 ........ 5,000 4,988
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
50,000 52,390
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 ................. 5,000 5,048
Senior Note, 2.355%, 3/15/32 ......................................... 16,000 13,986
172,756
Electric Utilities 5.0%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 26,000 23,289
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
13,000 13,434
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
9,000 9,405
DTE Electric Co. , A , Senior Bond , 4.85% , 3/01/36 ...........................
5,000 4,889
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 6,947
Duke Energy Corp. , Senior Bond , 5.45% , 6/15/34 ...........................
13,000 13,284
Exelon Corp. , Senior Bond , 5.625% , 6/15/35 ...............................
13,000 13,314

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
$ 44,000 $ 44,703
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 9,000 8,916
AA, Senior Bond, 6% to 9/30/31, FRN thereafter, 10/01/56 ................... 5,000 4,999
Senior Note, 5.3%, 3/15/32 .......................................... 22,000 22,428
a
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................................... 20,000 20,259
Senior Note, 144A, 3.375%, 2/15/29 .................................... 20,000 19,086
Senior Secured Note, 144A, 2.45%, 12/02/27 ............................. 24,000 23,215
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... 9,000 9,312
Senior Bond, 5.2%, 5/01/36 .......................................... 5,000 4,858
Senior Bond, 6.75%, 1/15/53 ......................................... 5,000 5,253
Senior Note, 5.05%, 11/15/31 ......................................... 5,000 4,997
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................................... 34,000 34,039
Senior Bond, 4.95%, 3/15/36 ......................................... 10,000 9,792
a
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................................... 12,000 13,063
Senior Bond, 144A, 5.25%, 10/15/35 ................................... 5,000 4,866
Senior Note, 144A, 6.875%, 4/15/32 .................................... 50,000 51,807
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 14,000 13,722
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
27,000 27,518
407,395
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........................
7,000 7,433
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................................... 5,000 4,858
Senior Bond, 5.8%, 3/15/56 .......................................... 5,000 4,925
17,216
Energy Equipment & Services 0.4%
a
Archrock Services LP / Archrock Partners Finance Corp. , Senior Note , 144A, 6% ,
2/01/34 ......................................................... 5,000 4,973
a
Weatherford International Ltd. , Senior Note , 144A, 6.75% , 10/15/33 .............. 25,000 25,521
30,494
Entertainment 0.3%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
9,000 8,651
a
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% , 7/01/33 .......... 15,000 15,700
24,351
Financial Services 1.0%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
23,000 22,487
a
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 ............... 5,000 5,011
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....................... 50,000 50,911
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........................
5,000 5,195
83,604
Food Products 1.2%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings ,
a
Senior Bond, 144A, 5.625%, 3/10/37 ................................... 5,000 4,982
a
Senior Bond, 144A, 6.4%, 5/10/57 ..................................... 5,000 4,992

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings,
(continued)
Senior Note, 5.95%, 4/20/35 ......................................... $ 16,000 $ 16,514
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................................... 21,000 18,119
Senior Bond, 5.75%, 5/16/54 ......................................... 9,000 8,918
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........................
10,000 8,964
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 18,000 18,078
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 10,000 10,453
Senior Note, 3.5%, 3/01/32 .......................................... 9,000 8,210
99,230
Ground Transportation 0.3%
a
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A, 7.125% , 8/01/32 ...... 25,000 25,687
Health Care Equipment & Supplies 0.6%
a
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 25,000 25,719
a
Medline Borrower LP , Senior Secured Note , 144A, 3.875% , 4/01/29 .............. 10,000 9,717
a
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured Note , 144A, 5.25% ,
6/15/33 ......................................................... 5,000 4,973
a
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................................... 5,000 5,026
Senior Note, 144A, 5.4%, 6/01/33 ..................................... 5,000 5,015
50,450
Health Care Providers & Services 1.9%
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 ........................................ 5,000 4,387
Senior Bond, 4.78%, 3/25/38 ......................................... 25,000 23,449
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 50,000 46,351
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
37,000 34,455
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 ................ 5,000 4,987
Senior Note, 5.375%, 4/15/31 ......................................... 10,000 10,138
UnitedHealth Group, Inc. , Senior Bond , 5.8% , 3/15/36 ........................
13,000 13,681
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
14,000 13,831
151,279
Health Care Technology 0.6%
a
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............................. 50,000 50,896
Hotel & Resort REITs 0.6%
a
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A, 6.5% , 6/15/33 ... 25,000 25,666
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............................. 25,000 25,608
51,274
Hotels, Restaurants & Leisure 2.8%
a
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A, 4% , 10/15/30 ..... 25,000 23,616
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................................... 5,000 4,981
Senior Note, 4.65%, 3/16/31 ......................................... 5,000 4,969
a
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.75%, 3/15/30 ..................................... 25,000 25,320
Senior Note, 144A, 5.75%, 8/01/32 ..................................... 5,000 5,055

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
a
Carnival Corp. Ltd., (continued)
Senior Secured Note, 144A, 4%, 8/01/28 ................................ $ 23,000 $ 22,586
a
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% , 9/15/33 .......... 25,000 25,106
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
31,000 31,474
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........................
5,000 4,842
a
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A, 6.25% , 10/15/30 ..... 25,000 25,327
a
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ................... 25,000 23,752
a
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..................... 25,000 25,051
222,079
Household Durables 0.7%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 3,000 2,970
Senior Bond, 5.5%, 10/15/35 ......................................... 16,000 16,348
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A, 4.875% , 9/15/28 . 25,000 24,674
Whirlpool Corp. ,
Senior Bond, 4.5%, 6/01/46 .......................................... 5,000 2,982
a
Senior Secured Note, 144A, 7.5%, 7/01/31 ............................... 5,000 5,072
a
Senior Secured Note, 144A, 7.875%, 7/01/34 ............................. 5,000 5,033
57,079
Independent Power and Renewable Electricity Producers 0.8%
a
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 ............ 35,000 32,475
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,499
Senior Bond, 6.5%, 10/01/53 ......................................... 13,000 13,958
Senior Note, 4.4%, 1/15/31 .......................................... 10,000 9,834
64,766
Industrial REITs 0.2%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
14,000 13,976
Insurance 1.1%
a
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior Secured Note ,
144A, 7% , 1/15/31 ................................................. 25,000 25,419
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 27,000 26,949
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
8,000 7,064
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
36,000 31,973
91,405
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................................... 5,000 4,967
Senior Bond, 6.3%, 5/15/56 .......................................... 5,000 4,980
9,947
IT Services 0.3%
a
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% , 5/30/49 ............. 2,000 2,041
a
Cogent Communications Group LLC / Cogent Finance, Inc. , Senior Secured Note ,
144A, 6.5% , 7/01/32 ............................................... 25,000 22,525
24,566
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
16,000 13,998

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...................
$ 5,000 $ 4,943
Machinery 0.4%
a
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........................... 35,000 35,126
Media 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 25,000 17,514
Senior Secured Note, 2.25%, 1/15/29 ................................... 24,000 22,365
a
Nexstar Media, Inc. , Senior Secured Note , 144A, 6.5% , 9/15/33 ................ 25,000 25,015
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 8.125% , 2/15/33 ....... 25,000 25,710
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
16,000 17,742
108,346
Metals & Mining 0.5%
Commercial Metals Co. , Senior Note , 4.125% , 1/15/30 .......................
20,000 19,395
a
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................................... 15,000 13,676
Senior Bond, 144A, 5.508%, 4/01/36 ................................... 10,000 10,065
43,136
Multi-Utilities 0.5%
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............................
13,000 13,573
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 18,000 18,264
Senior Bond, 4.95%, 9/15/34 ......................................... 8,000 7,905
39,742
Oil, Gas & Consumable Fuels 4.1%
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....................
9,000 8,251
a
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..................... 5,000 4,925
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 13,000 13,513
a
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% , 1/15/33 ............. 30,000 29,836
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...................... 13,000 13,290
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 17,000 17,599
Senior Bond, 5.65%, 10/15/54 ........................................ 13,000 12,450
Energy Transfer LP , Senior Bond , 6.5% , 2/01/42 ............................
9,000 9,516
a
Hess Midstream Operations LP , Senior Note , 144A, 4.25% , 2/15/30 .............. 25,000 24,129
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A, 6.25% , 4/15/32 ...... 30,000 29,058
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 50,000 50,313
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 ........................................... 5,000 4,983
Senior Note, 6.5%, 2/15/34 .......................................... 5,000 4,956
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
23,000 22,744
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........................
5,000 4,886
a
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A, 6% , 5/01/36 ..... 15,000 15,170
a
Venture Global Plaquemines LNG LLC , Senior Secured Note , 144A, 7.5% , 5/01/33 .. 50,000 54,898
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
13,000 13,269
333,786
Paper & Forest Products 0.1%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....................... 10,000 9,950

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.2%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... $ 14,000 $ 13,889
Pharmaceuticals 0.7%
Merck & Co., Inc. , Senior Bond , 5.2% , 5/22/36 .............................
5,000 5,064
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................................... 5,000 4,971
Senior Bond, 5.7%, 3/18/56 .......................................... 5,000 5,099
Senior Note, 4.6%, 3/18/33 .......................................... 5,000 4,955
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 13,000 13,131
Senior Note, 2.2%, 9/02/30 .......................................... 13,000 11,751
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond , 4.1% , 10/01/46 .....
15,000 11,587
56,558
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
13,000 13,115
Semiconductors & Semiconductor Equipment 1.2%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
13,000 13,160
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................................... 5,000 4,913
Senior Bond, 5.7%, 1/15/56 .......................................... 5,000 4,964
Intel Corp. ,
Senior Bond, 5.3%, 5/15/36 .......................................... 10,000 9,955
Senior Bond, 6.125%, 5/15/56 ........................................ 5,000 4,997
Marvell Technology, Inc. , Senior Note , 5.95% , 9/15/33 ........................
9,000 9,467
NVIDIA Corp. ,
Senior Bond, 5.55%, 6/15/46 ......................................... 10,000 9,932
Senior Bond, 5.625%, 6/15/56 ........................................ 5,000 4,967
Senior Note, 4.75%, 6/15/33 ......................................... 5,000 4,987
Senior Note, 4.95%, 6/15/36 ......................................... 5,000 4,958
a
Qnity Electronics, Inc. , Senior Secured Note , 144A, 5.75% , 8/15/32 .............. 25,000 25,164
97,464
Software 1.1%
a
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......................... 25,000 24,658
Oracle Corp. ,
Senior Bond, 3.9%, 5/15/35 .......................................... 5,000 4,244
Senior Bond, 5.7%, 2/04/36 .......................................... 5,000 4,844
Senior Bond, 3.65%, 3/25/41 ......................................... 27,000 19,402
Senior Bond, 6.7%, 2/04/56 .......................................... 5,000 4,709
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............................
10,000 10,020
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
22,000 21,884
89,761
Specialized REITs 1.1%
American Tower Corp. , Senior Bond , 2.7% , 4/15/31 ..........................
34,000 30,948
Crown Castle, Inc. ,
Senior Bond, 4.75%, 5/15/47 ......................................... 6,000 5,085
Senior Note, 4.9%, 9/01/29 .......................................... 9,000 9,036
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
23,000 22,958
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
22,000 20,957
88,984

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
$ 15,000 $ 13,702
Technology Hardware, Storage & Peripherals 0.8%
Dell International LLC / EMC Corp. ,
Senior Bond, 5.25%, 2/15/37 ......................................... 5,000 4,924
Senior Note, 4.75%, 7/15/31 ......................................... 5,000 4,971
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
31,000 30,825
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% , 7/15/30 ........
25,000 25,459
66,179
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 9,000 9,067
Senior Note, 5.1%, 3/11/30 ........................................... 22,000 22,173
31,240
Trading Companies & Distributors 0.9%
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 22,000 22,076
a
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 25,000 25,906
Sumisho Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 ......................
29,000 27,594
75,576
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 18,000 18,114
Senior Note, 3.8%, 3/15/32 .......................................... 9,000 8,395
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 9,000 8,988
Senior Bond, 5%, 2/15/36 ........................................... 10,000 9,786
45,283
Total Corporate Bonds (Cost $4,220,209) .......................................
4,235,095
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 14,000 13,555
Total Foreign Government and Agency Securities (Cost $13,273) .................
13,555
Asset-Backed Securities 19.3%
Financial Services 19.3%
a,b
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 4.888% , ( 3-month SOFR + 1.25% ),
4/15/36 ......................................................... 250,000 250,602
a,b
Balboa Bay Loan Funding Ltd. , 2022-1A , AR , 144A, FRN , 4.865% , ( 3-month SOFR +
1.19% ), 4/20/37 ................................................... 250,000 250,305
a,b
Carlyle US CLO Ltd. , 2021-11A , A1R , 144A, FRN , 5.077% , ( 3-month SOFR + 1.41% ),
7/25/37 ......................................................... 250,000 250,724
a,b
Elmwood CLO Ltd. , 2024-6A , A , 144A, FRN , 5.11% , ( 3-month SOFR + 1.43% ), 7/17/37
300,000 300,448
a,b
J.P. Morgan Mortgage Trust , 2026-HE1 , A1 , 144A, FRN , 4.859% , ( 30-day SOFR
Average + 1.25% ), 9/20/56 ........................................... 23,203 23,302
a,b
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , AR2 , 144A, FRN , 4.666% ,
( 3-month SOFR + 1% ), 10/23/36 ...................................... 230,000 230,159
a
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 ..........................
98,539 98,664
a
RCKT Mortgage Trust , 2024-CES5 , A1A , 144A, 5.846% , 8/25/44 ................
74,320 74,591

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
a,b
Towd Point Mortgage Trust , 2025-HE2 , A1A , 144A, FRN , 4.978% , ( 30-day SOFR
Average + 1.35% ), 9/25/65 ........................................... $ 79,618 $ 79,762
1,558,557
a a a a a
Total Asset-Backed Securities (Cost $1,557,141) ................................
1,558,557
Commercial Mortgage-Backed Securities 3.6%
Financial Services 3.6%
c
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B , FRN , 4.429% , 9/15/48 .
4,075 4,060
c
BANK5 Trust , 2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ......................
12,000 12,016
c
BBCMS Mortgage Trust ,
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................................. 12,000 12,061
2026-5C40, B, FRN, 5.78%, 2/15/59 ................................... 10,000 10,107
Benchmark Mortgage Trust ,
2020-B17, A2, 2.211%, 3/15/53 ....................................... 7,289 6,901
2019-B13, A2, 2.889%, 8/15/57 ....................................... 17,237 16,662
c,d
2025-V17, XA, IO, FRN, 1.727%, 9/15/58 ................................ 61,000 3,348
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 , 2.942% , 1/15/53 .......
3,501 3,326
c
Citigroup Commercial Mortgage Trust ,
2015-GC33, B, FRN, 4.48%, 9/10/58 ................................... 8,549 8,299
2014-GC21, C, FRN, 4.78%, 5/10/47 ................................... 2,450 2,413
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 10,000 9,712
2014-CR17, B, 4.377%, 5/10/47 ....................................... 12,784 12,723
2014-UBS3, B, 4.313%, 6/10/47 ....................................... 8,638 8,386
c
2014-CR14, C, FRN, 3.246%, 2/10/47 .................................. 12,000 11,737
GS Mortgage Securities Trust ,
2019-GC42, A2, 2.933%, 9/10/52 ...................................... 17,153 16,409
c
2014-GC24, B, FRN, 4.449%, 9/10/47 .................................. 3,734 3,652
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-JP3 , AS , 3.144% ,
8/15/49 ......................................................... 13,000 12,646
JPMBB Commercial Mortgage Securities Trust ,
2014-C25, AS, 4.065%, 11/15/47 ...................................... 17,000 16,628
a,c
2014-C19, F, 144A, FRN, 3.75%, 4/15/47 ................................ 14,678 14,410
Morgan Stanley Bank of America Merrill Lynch Trust ,
2025-5C2, AS, 5.384%, 11/15/58 ...................................... 15,000 15,059
c
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 7,351 7,027
c
2013-C10, B, FRN, 4.081%, 7/15/46 ................................... 11,158 10,616
c
2015-C22, B, FRN, 3.883%, 4/15/48 ................................... 15,000 13,735
c
2013-C10, C, FRN, 4.081%, 7/15/46 ................................... 23,000 21,279
c,d
2025-5C1, XA, IO, FRN, 1.377%, 3/15/58 ................................ 301,948 11,053
c
Morgan Stanley Capital I Trust , 2018-H3 , AS , FRN , 4.429% , 7/15/51 .............
10,000 9,833
a,c
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 .........................
10,000 9,982
a,c
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.815% , 8/05/42 .......................
10,000 9,897
293,977
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $294,981) ...................
293,977
Mortgage-Backed Securities 25.9%
Federal National Mortgage Association (FNMA) Fixed Rate 23.1%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 230,726 185,167
e
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...................... 500,000 399,216
e
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..................... 810,000 676,666

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
e
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..................... $ 430,000 $ 411,608
e
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..................... 200,000 200,374
1,873,031
Government National Mortgage Association (GNMA) Fixed Rate 2.8%
GNMA II, Single-family, 30 Year, 5.5%, 10/20/54 ............................ 92,577 93,264
e
GNMA II, Single-family, 30 Year, 6%, 8/15/56 ............................... 130,000 132,503
225,767
Total Mortgage-Backed Securities (Cost $2,104,061) .............................
2,098,798
Residential Mortgage-Backed Securities 10.3%
Financial Services 10.3%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
51,745 51,868
a,b
FHLMC STACR REMIC Trust ,
2023-HQA1, M1A, 144A, FRN, 5.628%, (30-day SOFR Average + 2%), 5/25/43 ... 34,399 34,609
2021-HQA3, M2, 144A, FRN, 5.728%, (30-day SOFR Average + 2.1%), 9/25/41 ... 81,000 81,232
2021-DNA6, M2, 144A, FRN, 5.128%, (30-day SOFR Average + 1.5%), 10/25/41 .. 40,027 40,079
2021-HQA4, M2, 144A, FRN, 5.978%, (30-day SOFR Average + 2.35%), 12/25/41 . 81,000 81,437
a,b
FNMA Connecticut Avenue Securities Trust , 2026-R03 , 2A1 , 144A, FRN , 4.728% , ( 30-
day SOFR Average + 1.1% ), 4/25/46 ................................... 25,210 25,288
a
J.P. Morgan Mortgage Trust ,
2024-NQM1, A1, 144A, 5.592%, 2/25/64 ................................ 79,607 79,584
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................................. 37,203 37,307
c
2026-NQX1, A1, 144A, FRN, 5.5%, 7/25/66 .............................. 94,171 93,886
2026-NQX2, A1FC, 144A, 5.628%, 10/25/66 ............................. 100,000 100,000
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
42,582 42,732
a,c
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% , 6/25/39 .............
100,000 97,957
a,b
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.128% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 70,471 70,846
836,825
a a a a a
Total Residential Mortgage-Backed Securities (Cost $837,927) ....................
836,825
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
c,d
GNMA , 2020-103 , IO, FRN , 0.855% , 1/16/63 ...............................
116,894 7,442
Total Agency Commercial Mortgage-Backed Securities (Cost $7,462) ..............
7,442
Total Long Term Investments (Cost $9,035,054) .................................
9,044,249
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 8.4%
a a
Shares
a
Value
a
Money Market Funds 8.4%
f,g
Franklin Institutional U.S. Government Money Market Fund, 3.597% ............. 679,558 $ 679,558
Total Money Market Funds (Cost $679,558) .....................................
679,558
Total Short Term Investments (Cost $679,558) ..................................
679,558
a
Total Investments (Cost $9,714,612) 120.1% ....................................
$9,723,807
Other Assets, less Liabilities (20.1)% ..........................................
(1,628,834)
Net Assets 100.0% ...........................................................
$8,094,973
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $4,478,671, representing 55.3% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Security purchased on a to-be-announced (TBA) basis. See Note 1(b).
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
At June 30, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 6 $ 674,812 9/21/26 $ 3,553
U.S. Treasury 2 Year Notes ..................... Long 11 2,267,461 9/30/26 (3,720)
U.S. Treasury 5 Year Notes ..................... Long 24 2,569,125 9/30/26 (1,432)
U.S. Treasury Long Bonds ..................... Short 1 113,500 9/21/26 (1,464)
U.S. Treasury Ultra Bonds ...................... Short 4 464,625 9/21/26 (8,232)
Total Futures Contracts ...................................................................... $(11,295)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.
NA.EM.43 ... 1.00% Quarterly 6/20/30 480,000 $ 578 $ (9,899) $ 10,477
Investment
Grade
Total Credit Default Swap Contracts .........................
$578 $ (9,899) $10,477
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
At June 30, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(c) .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day SOFR ......
Pay Fixed 4.04% ............... Annual 9/16/28 2,669,000 $ (764) $ (6,310) $ 5,546
Receive Floating 1-day SOFR ......
Pay Fixed 4.02% ............... Annual 9/16/31 1,593,000 (7,236) (7,235) (1)
Receive Floating 1-day SOFR ......
Pay Fixed 4.06% ............... Annual 9/16/33 559,000 (4,431) (4,431) —
Receive Fixed 4.16% ............
Pay Floating 1-day SOFR ........ Annual 9/16/36 1,137,000 11,775 10,395 1,380
Receive Fixed 4.3% .............
Pay Floating 1-day SOFR ........ Annual 9/16/56 493,000 9,036 3,970 5,066
Total Interest Rate Swap Contracts ............................... $8,380 $ (3,611) $11,991
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly MSCO 9/20/26 405,000 $ 46
Total Return Swap Contracts .................................................................... $46
*
In U.S. dollars unless otherwise indicated.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Note  7  regarding other derivative information.
See Abbreviations on page 44 .

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $8,582,352 $9,035,054
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 633,656 679,558
Value - Unaffiliated issuers ................................................. $8,623,935 $9,044,249
Value - Non-controlled affiliates (Note 3 d ) ...................................... 633,656 679,558
Cash ................................................................... 1,265 —
Receivables:
Interest ................................................................ 45,795 53,811
Affiliates ............................................................... 18,267 19,298
Deposits with brokers for:
Futures contracts ....................................................... 29,231 42,705
Centrally cleared swap contracts ........................................... — 107,084
Variation margin on centrally cleared swap contracts .............................. — 4,145
Unrealized appreciation on OTC swap contracts ................................... — 46
Total assets ......................................................... 9,352,149 9,950,896
Liabilities:
Payables:
Investment securities purchased ............................................. 113,668 —
Payable for purchases of TBA securities (Note 1 b ) ............................... 1,101,296 1,814,853
Transfer agent fees ....................................................... 180 183
Professional fees ........................................................ 34,100 34,100
Trustees' fees and expenses ................................................ 106 106
Variation margin on futures contracts .......................................... 3,065 4,153
Accrued expenses and other liabilities .......................................... 2,707 2,528
Total liabilities ........................................................ 1,255,122 1,855,923
Net assets, at value ................................................ $8,097,027 $8,094,973
Net assets consist of:
Paid-in capital ............................................................ $8,068,006 $8,069,033
Total distributable earnings (losses) ............................................ 29,021 25,940
Net assets, at value ................................................ $8,097,027 $8,094,973
Shares outstanding ........................................................ 806,745 806,844
Net asset value per share
a
................................................... $10.04 $10.03
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d ) ............................................ $4,928 $4,100
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... 14,266 10,433
Paid in cash
a
.......................................................... 176,920 195,899
Other income
b
............................................................ 312 245
Total investment income .................................................. 196,426 210,677
Expenses:
Transfer agent fees (Note 3c) ................................................. 598 611
Custodian fees ........................................................... 529 360
Reports to shareholders fees ................................................. 1,361 1,361
Registration and filing fees ................................................... 22,253 22,252
Professional fees .......................................................... 33,715 33,715
Trustees' fees and expenses ................................................. 131 131
Pricing fees .............................................................. 4,697 6,027
Organization costs ......................................................... (13,326) (13,326)
Amortization of offering costs (Note 1 g ) ......................................... 9,146 9,146
Other ................................................................... 2,340 2,268
Total expenses ........................................................ 61,444 62,545
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (61,444) (62,545)
Net expenses ........................................................ — —
Net investment income ............................................... 196,426 210,677
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 13,629 31,330
Futures contracts ........................................................ (36,077) (43,325)
TBA sale commitments .................................................... (94) 60
Swap contracts .......................................................... — 24,446
Net realized gain (loss) ................................................. (22,542) 12,511
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (122,386) (145,396)
Futures contracts ........................................................ 11,642 (7,328)
Swap contracts .......................................................... — (879)
Net change in unrealized appreciation (depreciation) ........................... (110,744) (153,603)
Net realized and unrealized gain (loss) ........................................... (133,286) (141,092)
Net increase (decrease) in net assets resulting from operations ......................... $63,140 $69,585
a
Includes amortization of premium and accretion of discount.
b
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series C Franklin Templeton SMACS: Series CP
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
a
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $196,426 $205,812 $210,677 $220,810
Net realized gain (loss) ............ (22,542) 8,636 12,511 (1,949)
Net change in unrealized appreciation
(depreciation) ................. (110,744) 157,427 (153,603) 174,017
Net increase (decrease) in net
assets resulting from operations . 63,140 371,875 69,585 392,878
Distributions to shareholders ......... (197,088) (208,906) (209,699) (226,824)
Capital share transactions (Note 2 ) ..... — 8,068,006 — 8,069,033
Net increase (decrease) in net
assets ..................... (133,948) 8,230,975 (140,114) 8,235,087
Net assets:
Beginning of period ................ 8,230,975 — 8,235,087 —
End of period ..................... $8,097,027 $8,230,975 $8,094,973 $8,235,087
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.

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Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twelve
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally

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Notes to Financial Statements (unaudited)

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purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2026, Franklin Templeton
SMACS: Series CP Fund had no OTC derivatives in a net
liability position by counterparty for such contracts.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to
credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 7  regarding other derivative information.
d. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar
rolls, typically on a TBA basis. Mortgage dollar rolls
are agreements between the Fund and a financial
institution where the Fund sells (or buys) mortgage-
backed securities for delivery on a specified date
and simultaneously contracts to repurchase (or sell)
substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price.
Gains or losses are realized on the initial sale, and the
difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the
Fund upon entering into the mortgage dollar roll. In
addition, the Fund may invest the cash proceeds that
are received from the initial sale. During the period
between the sale and repurchase, the Fund is not entitled
to principal and interest paid on the mortgage backed
securities. Transactions in mortgage dollar rolls are
accounted for as purchases and sales and may result in
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
an increase to the Fund's portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential
inability of the counterparty to fulfill its obligations.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately on the Statements of
Operations. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to
1. Organization and Significant Accounting Policies
(continued)
d. Mortgage Dollar Rolls
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
Franklin Templeton SMACS:
Series C
Franklin Templeton SMACS:
Series CP
Shares Amount Shares Amount
Single Class
Six Months ended June 30, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended December 31, 2025
a
Shares sold ................................... 806,745 $8,068,006 806,844 $8,069,033
Net increase (decrease) .......................... 806,745 $8,068,006 806,844 $8,069,033
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
i. Guarantees and Indemnifications
(continued)

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c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended June 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended June 30,
2026, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Transfer agent fees .......................................................... $563 $562
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series C
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $151,650 $3,008,869 $(2,526,863) $— $— $633,656 633,656 $4,928
Total Affiliated Securities ... $151,650 $3,008,869 $(2,526,863) $— $— $633,656 $4,928
Franklin Templeton SMACS: Series CP
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $95,898 $3,089,420 $(2,505,760) $— $— $679,558 679,558 $4,100
Total Affiliated Securities ... $95,898 $3,089,420 $(2,505,760) $— $— $679,558 $4,100
3. Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended June 30, 2026, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At June 30, 2026, Templeton International Inc. owned a percentage of the Funds' outstanding shares as follows:
a
Investment activities of significant shareholders could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2025, the deferred losses were as follows:
Shares
Percentage of
Outstanding Shares
~
a
Franklin Templeton SMACS: Series C
Templeton International Inc. 800,000 99.2%
Franklin Templeton SMACS: Series CP
Templeton International Inc. 800,000 99.2%
Franklin
Templeton
SMACS: Series
CP
1 1
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 2,025
Franklin
Templeton
SMACS: Series C
Post-October capital loss .......................................................................
1,596
3. Transactions with Affiliates
(continued)

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Semiannual Report
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, were as follows:
6. Credit Risk
At June 30, 2026, Franklin Templeton SMACS: Series CP had 15.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
a a a
Cost of investments ......................................................... $9,209,247 $9,710,080
Unrealized appreciation ....................................................... $75,224 $70,714
Unrealized depreciation ....................................................... (21,780) (59,278)
Net unrealized appreciation (depreciation) ......................................... $53,444 $11,436
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Purchases ................................................................ $6,963,524 $10,998,548
Sales .................................................................... $6,283,960 $9,931,129
4. Income Taxes
(continued)

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7. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series C
Interest rate contracts .......
Variation margin on futures
contracts
$ 5,100
a
Variation margin on futures
contracts
$ —
Total .................... $5,100 $—
Franklin Templeton SMACS: Series CP
Interest rate contracts .......
Variation margin on futures
contracts
3,553
a
Variation margin on futures
contracts
14,848
a
Variation margin on centrally
cleared swap contracts
11,992
a
Variation margin on centrally
cleared swap contracts
1
a
Unrealized appreciation on OTC
swap contracts
46 Unrealized depreciation on OTC
swap contracts
—
Credit contracts ............
Variation margin on centrally
cleared swap contracts
10,477
a
Variation margin on centrally
cleared swap contracts
—
Total .................... $26,068 $14,887
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Notes to Financial Statements (unaudited)

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For the period ended June 30, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts and swap contracts were as follows:
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2026, the
Funds did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series C
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(36,077) Futures contracts $11,642
Total ....................... $(36,077) $11,642
Franklin Templeton SMACS: Series CP
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (43,325) Futures contracts (7,328)
Swap contracts 11,499 Swap contracts 11,991
Credit contracts ...............
Swap contracts 12,947 Swap contracts (12,870)
Total ....................... $(18,879) $(8,207)
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Futures contracts ........................................................... $1,451,055 $2,796,316
Swap contracts ............................................................. — 1,730,143
7. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series C
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,508,449 $ — $ 2,508,449
Foreign Government and Agency Securities .... — 12,587 — 12,587
Asset-Backed Securities ................... — 1,162,313 — 1,162,313
Commercial Mortgage-Backed Securities ...... — 294,636 — 294,636
Mortgage-Backed Securities ................ — 3,722,565 — 3,722,565
Residential Mortgage-Backed Securities ....... — 915,943 — 915,943
Agency Commercial Mortgage-Backed Securities — 7,442 — 7,442
Short Term Investments ................... 633,656 — — 633,656
Total Investments in Securities ........... $633,656 $8,623,935 $— $9,257,591
Other Financial Instruments:
Futures Contracts ....................... $5,100 $— $— $5,100
Total Other Financial Instruments ......... $5,100 $— $— $5,100
Franklin Templeton SMACS: Series CP
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 4,235,095 — 4,235,095
Foreign Government and Agency Securities .... — 13,555 — 13,555
Asset-Backed Securities ................... — 1,558,557 — 1,558,557
Commercial Mortgage-Backed Securities ...... — 293,977 — 293,977
Mortgage-Backed Securities ................ — 2,098,798 — 2,098,798
Residential Mortgage-Backed Securities ....... — 836,825 — 836,825
Agency Commercial Mortgage-Backed Securities — 7,442 — 7,442
Short Term Investments ................... 679,558 — — 679,558
Total Investments in Securities ........... $679,558 $9,044,249 $— $9,723,807
Other Financial Instruments:
Futures Contracts ....................... $3,553 $— $— $3,553
Swap Contracts ......................... — 22,515 — 22,515
Total Other Financial Instruments ......... $3,553 $22,515 $— $26,068
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 14,848 $ — $ — $ 14,848
Swap Contracts ......................... — 1 — 1
Total Other Financial Instruments ......... $14,848 $1 $— $14,849

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Notes to Financial Statements (unaudited)

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10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
Counterparty
MSCO
Morgan Stanley
Index
CDX.NA.EM
CDX North America Emerging Markets Index
Selected Portfolio
CLO
Collateralized Loan Obligation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%
9. Fair Value Measurements
(continued)

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FRANKLIN STRATEGIC SERIES
( unaudited )
Franklin Templeton SMACS: Series C
Franklin Templeton SMACS: Series CP
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board noted that each Fund commenced operations on June 20, 2025 and had less than one year of performance history and therefore performance information was not provided by Broadridge. Given each Fund’s short operating history, the Board determined that additional time will be needed to evaluate each Fund’s performance.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the actual management fee rate (Management Rate), of each Fund in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the
Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from

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those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for comparable share classes for Funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Franklin Templeton SMACS: Series C included the Fund, one other general bond fund and five core plus bond funds. The Expense Group for the Franklin Templeton SMACS: Series CP included the Fund, four general bond funds and seven core plus bond funds. The Board noted that the actual total expense ratios for the Funds were below the medians and in the first quintile (least expensive) of their respective Expense Groups. The Board also noted that the
Manager provides general investment management and administrative services to each Fund for a zero management fee.
The Board further noted that each Fund’s actual total expense ratio reflected an expense cap on operating expenses. The
Board also noted that the Manager assumes certain expenses incurred by each Fund (including acquired fund fees and expenses, but excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The Board concluded that each Fund’s zero contractual management fee is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds for the period from inception through December 31, 2025, noting that because each Fund commenced operations on June 20, 2025 and had operated for less than one year, the individual Fund profitability information provided was not meaningful. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, and in light of the fact that the Manager assumes certain expenses to ensure that the Funds’ operating expenses remain at 0.00%, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

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The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FSS4-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 27, 2026